Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Shares, par value (USD per share)	$ 1.00	$ 1.00	$ 1.00
Common shares, dividends declared (USD per share)	$ 0.40	$ 1.90	$ 4.90
Voting Preferred Stock
Preferred shares, authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred shares, issued (in shares)	0	0	0
Serial Preferred Stock
Preferred shares, authorized (in shares)	20,000,000.0	20,000,000.0
Serial Preferred Stock | Series B Preferred Stock
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred shares, dividends declared (USD per share)	$ 53.75	$ 53.75	$ 80.625
Preferred shares, authorized (in shares)	500,000	500,000
Preferred shares, issued (in shares)	500,000	500,000